N-2	12 Months Ended
Dec. 31, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002051511
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Oaktree Asset-Backed Income Fund Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation. Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments (as defined below), throughout the world, including the United States, or “U.S.” (the “80% Policy”). More specifically, the Fund seeks to achieve its investment by investing primarily in a diverse portfolio of asset-backed finance investments across a broad range of industries focused on pools of contractual assets, including, but not limited to, loans, leases, mortgages, or other receivables (collectively, “ABF Investments”). In seeking to achieve its investment objective, the Fund may, among other things, (i) buy or commit to purchase ABF Investments, (ii) make loans secured by ABF Investments in a senior or mezzanine position, (iii) insure or provide capital relief against ABF Investments, and (iv) provide essential capital to enterprises whose primary business is origination/management of ABF Investments.

As part of the 80% Policy, the Fund may also invest a portion of its assets in other income-generating instruments including, but not limited to, stressed and distressed securities, notes, bills, debentures, bank loans, convertible and preferred securities and government and municipal obligations. The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

NAV Per Share | $ / shares	$ 10.4
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund’s Charter and Bylaws and the laws of the State of Maryland (the “Charter”) authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share. The common stock consists of 250,000,000 shares of undesignated common stock and 750,000,000 shares classified and designated as follows: (i) 250,000,000 of which have been classified and designated as Class A Shares, (ii) 250,000,000 of which have been classified and designated as Class I Shares, and (iii) 250,000,000 of which have been classified and designated as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class I Shares,” and “Class U Shares”). As of December 31, 2025, Oaktree Fund GP I, L.P., a wholly-owned subsidiary of the Adviser, owns 13% of the outstanding Class I Shares of the Fund. The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

The Shares offered pursuant to the Fund’s Registration Statement on Form N-2 will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund offers multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Outstanding Security, Held [Shares] | shares	32,581,344